Common stock Preferred stock and additional paid in capital-Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			6 Months Ended		10 Months Ended		3 Months Ended	10 Months Ended	7 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 11, 2010	Jul. 20, 2010	Oct. 19, 2010	Nov. 04, 2010	Mar. 27, 2012	Oct. 19, 2012	Aug. 07, 2013	Jan. 22, 2014	Jul. 12, 2010
Common Stock, Preferred Stock Issuance, value			$ 194,802
Dividends paid	(93,074)	(81,515)	(73,089)
Company's authorized capital stock [Member]
Common stock authorization date					July 14, 2010
Common stock shares authorized				2,000,000
Stock split date						August 27, 2010
Common stock shares issued				1,000,000	24,000,000	22,000,000
Dividend per share						$ 0.88
Common Stock, Preferred Stock Issuance, value					2,400
Total Common stock shares issued as at period end.					25,000,000
Common stock shares par value				$ 0.0001
Authorized capital stock (amended articles of incorporation) [Member]
Common stock shares authorized												1,000,000,000
Common stock shares par value												$ 0.0001
Preferred Stock, Shares Authorized												100,000,000
Preferred stock shares designated as Series A Participating Preferred Stock												10,000,000
Preferred stock shares par value												$ 0.0001
Company's IPO completion [Member]
Common stock shares issued							13,300,000
Total Common stock shares issued as at period end.							60,300,000
Common stock shares par value							$ 0.0001
Public offering per share price							$ 12
Initial Public offering proceeds, net							145,543
Follow-on offering completion [Member]
Common stock shares issued								7,500,000
Total Common stock shares issued as at period end.								67,800,000
Common stock shares par value								$ 0.0001
Public offering per share price								$ 14.1
Follow-on offering proceeds, net								100,584
Second follow-on offering completion [Member]
Common stock shares issued									7,000,000
Total Common stock shares issued as at period end.									74,800,000
Common stock shares par value									$ 0.0001
Public offering per share price									$ 14
Follow-on offering proceeds, net									93,547
Issuance of two million Series B Cumulative Redeemable Perpetual Preferred Stock [Member]
Dividend per share										$ 1.90625
Preferred Stock Shares Issued										2,000,000
Preferred stock dividend rate										7.625%
Preferred Stock, Redemption Terms										At any time after August 6, 2018, the Series B Preferred Stock may be redeemed, at Company's election at a price of $25 of liquidation preference per share.
Public offering per share price										$ 25
Follow-on offering proceeds, net										48,042
Issuance of four million Series C Cumulative Redeemable Perpetual Preferred Stock [Member]
Dividend per share											$ 2.125
Preferred Stock Shares Issued											4,000,000
Preferred stock dividend rate											8.50%
Preferred Stock, Redemption Terms											At any time after January 21, 2019, the Series C Preferred Stock may be redeemed, at Company's election at a price of $25 of liquidation preference per share.
Public offering per share price											$ 25
Follow-on offering proceeds, net											96,523
Q4 2012 Dividends paid [Member]
Dividends paid		20,196
Dividends paid, per common share		$ 0.27
Q1 2013 Dividends paid [Member]
Dividends paid		20,196
Dividends paid, per common share		$ 0.27
Q2 2013 Dividends paid [Member]
Dividends paid		20,196
Dividends paid, per common share		$ 0.27
Q3 2013 Dividends paid [Member]
Dividends paid		20,196
Dividends paid, per common share		$ 0.27
Q4 2013 Dividends paid [Member]
Dividends paid	20,196
Dividends paid, per common share	$ 0.27
Q1 2014 Dividends paid [Member]
Dividends paid	20,944
Dividends paid, per common share	$ 0.28
Q2 2014 Dividends paid [Member]
Dividends paid	20,944
Dividends paid, per common share	$ 0.28
Q3 2014 Dividends paid [Member]
Dividends paid	20,944
Dividends paid, per common share	$ 0.28
August 6 to October 14, 2013 Preferred Dividends paid [Member]
Dividends paid		731
Dividends paid, per common share		$ 0.3654
October 14, 2013 to January 14, 2014 Series B Preferred Dividends paid [Member]
Dividends paid	953
Dividends paid, per common share	$ 0.476563
January 15, 2014 to April 14, 2014 Series B Preferred Dividends paid [Member]
Dividends paid	953
Dividends paid, per common share	$ 0.476563
April 15, 2014 to July 14, 2014 Series B Preferred Dividends paid [Member]
Dividends paid	953
Dividends paid, per common share	$ 0.476563
July 15, 2014 to October 14, 2014 Series B Preferred Dividends paid [Member]
Dividends paid	953
Dividends paid, per common share	$ 0.476563
January 22, 2014 to April 14, 2014 Series C Preferred Dividends paid [Member]
Dividends paid	1,984
Dividends paid, per common share	$ 0.495833
April 15, 2014 to July 14, 2014 Series C Preferred Dividends paid [Member]
Dividends paid	2,125
Dividends paid, per common share	$ 0.53125
July 15, 2014 to October 14, 2014 Series C Preferred Dividends paid [Member]
Dividends paid	$ 2,125
Dividends paid, per common share	$ 0.53125